SHARE CAPITAL AND RESERVES (Details 8)	12 Months Ended
	Nov. 30, 2021 shares $ / shares	Nov. 30, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance	$ 2.55	$ 2.55
Exercised	1.90	2.55
Expired	$ 1.90
Balance | shares	26,667
Balance	$ 1.90	$ 2.55
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance | shares	3,033,709	1,984,474
Balance	$ 1.66	$ 1.81
Issued | shares	270,000	2,482,601
Issued	$ 1.75	$ 1.68
Exercised | shares	(1,408,501)	(1,433,366)
Exercised	$ 1.84	$ 1.39
Expired | shares	(1,516,000)
Expired	$ 1.46
Balance | shares	379,208	3,033,709
Balance	$ 1.84	$ 1.66